Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
T-REX 2X LONG AFRM DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long AFRM Daily Target ETF
Class Name	T-REX 2X Long AFRM Daily Target ETF
Trading Symbol	AFRU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long AFRM Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/afru/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/afru/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long AFRM Daily Target ETF	$70	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 4,555,422
Holdings Count	2
Advisory Fees Paid, Amount	$ 23,202
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$4,555,422
Number of Holdings	2
Total Net Advisory Fee	$23,202
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	88.03%
Derivatives	6.66%
Money Market Fund	4.80%
Other Assets Net of Liabilities	0.51%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% "Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG GLXY DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long GLXY Daily Target ETF
Class Name	T-REX 2X Long GLXY Daily Target ETF
Trading Symbol	GLXU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long GLXY Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/glxu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/glxu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long GLXY Daily Target ETF	$75	1.62%[1,2]

[1]Annualized.

[2] Gross expenses, excluding tax expense, would have been 1.50% for the six months ended June 30, 2026.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.62%	[2],[3]
Net Assets	$ 18,249,150
Holdings Count	2
Advisory Fees Paid, Amount	$ 101,218
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$18,249,150
Number of Holdings	2
Total Net Advisory Fee	$101,218
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	112.50%
Money Market Fund	2.23%
Liabilities in Excess of Other Assets	-0.78%
Derivatives	-13.95%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG KTOS DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long KTOS Daily Target ETF
Class Name	T-REX 2X Long KTOS Daily Target ETF
Trading Symbol	KTUP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long KTOS Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/ktup/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/ktup/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long KTOS Daily Target ETF	$48	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.50%	[4]
Net Assets	$ 10,366,525
Holdings Count	3
Advisory Fees Paid, Amount	$ 60,510
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$10,366,525
Number of Holdings	3
Total Net Advisory Fee	$60,510
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	82.98%
Money Market Fund	10.80%
Derivatives	5.52%
Other Assets Net of Liabilities	0.70%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG TTD DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long TTD Daily Target ETF
Class Name	T-REX 2X Long TTD Daily Target ETF
Trading Symbol	TTDU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long TTD Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/ttdu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/ttdu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long TTD Daily Target ETF	$43	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.50%	[5]
Material Change Date	Jul. 31, 2026
Net Assets	$ 12,384,328
Holdings Count	2
Advisory Fees Paid, Amount	$ 60,484
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$12,384,328
Number of Holdings	2
Total Net Advisory Fee	$60,484
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	90.60%
Other Assets Net of Liabilities	6.59%
Money Market Fund	2.02%
Derivatives	0.79%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Stock Split

On July 31, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on August 21, 2026, and the shares of the Fund began trading on a split-adjusted basis on August 24, 2026. The Creation Unit size remained at 5,000 shares per unit

[1]	Annualized.
[2]	Annualized.
[3]	Gross expenses, excluding tax expense, would have been 1.50% for the six months ended June 30, 2026.
[4]	Annualized.
[5]	Annualized.